UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1998

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 13, 1998

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $205,753

List of Other Included Managers:

None

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
FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  18109     661500   SH         SOLE        50000       611500
Ametek, Inc.                         COM   031100100   5043     292350   SH         SOLE        26800       265550
Atwood Oceanics, Inc.                COM   050095108   6751     324375   SH         SOLE        18000       306375
Cathay Bancorp                       COM   149150104  10818     296397   SH         SOLE        25100       271297
Chateau Communities                  COM   161739107  18011     644672   SH         SOLE        48500       596172
Dover Downs Entertainment, Inc.      COM   260086103   3343     264800   SH         SOLE                    264800
Federal Home Loan Mtg. Corp.         COM   313400301  20445     411990   SH         SOLE        31000       380990
First Data Corporation               COM   319963104   7742     329450   SH         SOLE        23600       305850
GBC Bancorp                          COM   361475106   4841     201700   SH         SOLE                    201700
Helmerich & Payne, Inc.              COM   423452101    210      10000   SH         SOLE                     10000
International Speedway Corp.'B       COM   460335102   3461     116350   SH         SOLE         7500       108850
Leucadia National Corp.              COM   527288104   3090     105412   SH         SOLE                    105412
Littelfuse, Inc.                     COM   537008104   9326     469250   SH         SOLE        30000       439250
Mercury General Corp.                COM   589400100  14199     378650   SH         SOLE        31000       347650
Mestek, Inc.                         COM   590829107   6694     359425   SH         SOLE        33300       326125
National Golf Properties, Inc.       COM   63623G109  25529     924125   SH         SOLE        65500       858625
Penske Motorsports, Inc.             COM   709598106   5902     271375   SH         SOLE        33900       237475
Post Properties, Inc.                COM   737464107   2194      56700   SH         SOLE         7000        49700
Sun Communities                      COM   866674104   8159     243090   SH         SOLE        17700       225390
Superior National Insurance          COM   868224106   1951     121950   SH         SOLE         5000       116950
United Asset Management Corp.        COM   909420101   8441     392625   SH         SOLE        35800       356825
Valassis Communications, Inc.        COM   918866104  15573     389325   SH         SOLE        27000       362325
Wells Fargo & Co.                    COM   949740104   5920      16675   SH         SOLE          900        15775